Provisions - Litigation provisions (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions - Text Details (Detail) [Line Items]
Unused provision reversed, other provisions			€ 88
Legal proceedings provision [member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period		€ 50	96	€ 578
Additional provisions, other provisions		17	40	31
Provision used, other provisions	[1]	(29)	(52)	(313)
Unused provision reversed, other provisions		(11)	(11)	(98)
Increase (decrease) through transfers and other changes, other provisions	[1]	0	2	(125)
Increase (decrease) through change in discount rate, other provisions				5
Increase through adjustments arising from passage of time, other provisions		2	3	8
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions			(21)
Increase (decrease) through net exchange differences, other provisions		(3)	(7)	10
Other provisions at end of period		€ 26	€ 50	€ 96

[1]	The presentation of prior-year information has been reclassified to conform to the current-year presentation.